Taxation (Details) - Schedule of Components of the Deferred Tax Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carryforwards	$ 19,187	$ 19,814	$ 14,808
Accrued expenses and others	(2,250)	(3,010)	427
Less: valuation allowance	(16,937)	(16,804)	(15,235)	$ (9,830)
Net deferred tax assets